Annual Fund Operating Expenses - SA Fidelity Institutional AMSM Real Estate Portfolio	May 01, 2021
Class 1
Operating Expenses:
Management Fees	0.77%
Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.82%
Class 2
Operating Expenses:
Management Fees	0.77%
Service (12b-1) Fees	0.15%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.97%
Class 3
Operating Expenses:
Management Fees	0.77%
Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.07%